Segmented Information (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Operating Segments Abstract
Information about major customers	During the year ended March 31, 2024, the Company was economically dependent on one (2023 - one, 2022 - three) customer(s) who accounted for more than 10% of revenue from continuing operations
Percentage of revenue	30.00%	59.00%	57.00%
Vehicle sales and revenue from operating and finance leases	$ 385,643	$ 4,614,250	$ 2,970,387
Vehicle sales revenue from government grants	$ 0	$ 0	$ 1,929,800